UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

This filing lists securities holdings reported on the Form 13F filed on September 30, 2001 pursuant to a request for confidential treatment and for which that confidential treatment expired on 12/31/01, 3/31/02 & 6/30/02.

Report for the Calendar Year or Quarter Ended:  September 30, 2001

Check here if Amendment [ X ]; Amendment Number:     5
   This Amendment (Check only one.):    [  ] is a restatement.
                                        [ X ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        T. Rowe Price Associates, Inc.
Address:     100 East Pratt Street
             Baltimore, Maryland  21202


Form 13F File Number:  28-115
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Henry H. Hopkins
Title:    Managing Director
Phone:    410-345-6603

Signature, Place, and Date of Signing:





      /S/ Henry H. Hopkins        Baltimore, Maryland      March 17, 2004
              [Signature]            [City, State]           [Date]

Report type (Check only one.):

[ X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
      NONE


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                                  Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 28

Form 13F Information Table Value Total: 441452

List of Other Included Managers: NONE

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

                                                              FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT OTH      VOTING AUTHORITY

        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN MGR   SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- --- -------- -------- --------
ADOBE SYSTEMS INC              COMM STK         00724F101   84730  2421900   SH      SOLE         867100         0  1554800
ALLIANCE DATA SYSTEMS CORP     COMM STK         018581108    3854   256900   SH      SOLE         190600         0    66300
AMERICAN EXPRESS COMPANY       COMM STK         025816109   16066   389000   SH      SOLE          83200         0   305800
BERKSHIRE HATHAWAY INC         COMM STK         084670108   19015      263   SH      SOLE              3         0      260
BROCADE COMM SYS               COMM STK         111621108    3144    34250   SH      SOLE           9250         0    25000
CNF TRANSPORTATION INC         COMM STK         12612W104    3689   130600   SH      SOLE          30600         0   100000
CALIFORNIA MICRO DEVICES       COMM STK         130439102    1213   172000   SH      SOLE              0         0   172000
CALPINE CORPORATION            COMM STK         131347106    5114   135300   SH      SOLE          33600         0   101700
CIENA CORP                     COMM STK         171779101   45308  1084418   SH      SOLE         363818         0   720600
CONCORD EFS INC                COMM STK         206197105   23321   577600   SH      SOLE         341600         0   236000
CORVAS INTL INC                COMM STK         221005101    2304   195600   SH      SOLE          56200         0   139400
ERIE INDEMNITY                 COMM STK         29530P102    1550    52100   SH      SOLE          12100         0    40000
FRONTIER AIRLINES NEW          COMM STK         359065109     613    50000   SH      SOLE              0         0    50000
GULF INDONESIA RESOURCES       COMM STK         402284103    4412   434300   SH      SOLE         239300         0   195000
MERCURY GENERAL CORP NEW       COMM STK         589400100    5022   143600   SH      SOLE           4100         0   139500
MAXIM INTEGRATED               COMM STK         57772K101   33879   814500   SH      SOLE         261200         0   553300
OHIO CASUALTY CORP             COMM STK         677240103    3375   260600   SH      SOLE          45400         0   215200
OPENWAVE SYSTEMS INC           COMM STK         683718100   29525   850874   SH      SOLE         229074         0   621800
ORCHID BIOSCIENCES INC         COMM STK         68571P100    2989   390700   SH      SOLE          45100         0   345600
SONIC INNOVATIONS              COMM STK         83545M109    2754   427000   SH      SOLE              0         0   427000
CHARLES SCHWAB CORP NEW        COMM STK         808513105    9534   618300   SH      SOLE         222600         0   395700
TECHNITROL INC                 COMM STK         878555101    5177   208000   SH      SOLE          80500         0   127500
TROPICAL SPORTSWARE INTL       COMM STK         89708P102     599    32500   SH      SOLE              0         0    32500
21ST CENTURY INSURANCE GROUP   COMM STK         90130N103    1220    65600   SH      SOLE          15600         0    50000
VERISIGN INC                   COMM STK         92343E102  106844  3017650   SH      SOLE        1557500         0  1460150
VIACOM INC                     COMM STK         925524308   10900   233150   SH      SOLE         193500         0    39650
CHECK POINT SOFTWARE           COMM STK         M22465104   13333    99800   SH      SOLE          17800         0    82000
VERISITY LTD                   COMM STK         M97385112    1968   123000   SH      SOLE          72500         0    50500